Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-Term Debt
Schedule of long-term debt

        Long-term debt as of December 31, 2014 and 2013 consisted of the following (in thousands):

Lender	As of December 31, 2014	Current portion	Long-term portion	As of December 31, 2013	Current portion	Long-term portion
The Royal Bank of Scotland	$678,954	$12,657	$666,297	$683,614	$4,628	$678,986
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank	628,513	—	628,513	658,160	11,447	646,713
HSH Nordbank	28,843	7,633	21,210	31,163	2,545	28,618
The Export-Import Bank of Korea ("KEXIM")	18,573	10,369	8,204	28,942	10,369	18,573
The Export-Import Bank of Korea & ABN Amro	56,859	11,250	45,609	68,109	11,250	56,859
Deutsche Bank	174,709	4,786	169,923	177,968	3,251	174,717
Canyon Capital Finance	144,467	8,228	136,239	151,239	6,770	144,469
Credit Suisse	208,585	9,328	199,257	215,613	7,026	208,587
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece	239,896	11,422	228,474	247,001	7,537	239,464
Commerzbank-Credit Suisse-Credit Agricole	274,984	17,327	257,657	288,474	13,489	274,985
The Royal Bank of Scotland (January 2011 Credit Facility)	85,017	15,326	69,691	94,245	9,226	85,019
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank (January 2011 Credit Facility)	94,812	22,476	72,336	110,396	15,503	94,893
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management -National Bank of Greece (January 2011 Credit Facility)	26,444	6,371	20,073	31,953	5,415	26,538
Sinosure CEXIM-Citi-ABN Amro Credit Facility	142,380	20,340	122,040	162,720	20,340	142,380
Club Facility (January 2011 Credit Facility)	65,457	14,773	50,684	78,001	12,618	65,383
Citi—Eurobank Credit Facility (January 2011 Credit Facility)	69,759	5,830	63,929	74,808	5,048	69,760
Comprehensive Financing Plan exit fees accrued	11,862	—	11,862	8,117	—	8,117
Fair value hedged debt	1,006	—	1,006	1,580	—	1,580

Total long-term debt	$2,951,120	$178,116	$2,773,004	$3,112,103	$146,462	$2,965,641

Hyundai Samho Vendor Financing	$64,367	$46,530	$17,837	$121,755	$57,388	$64,367

Schedule of Maturities of long-term debt for the years subsequent

        Maturities of long-term debt for the next five years subsequent to December 31, 2014 are as follows (in thousands):

	Fixed principal repayments	Variable principal payments	Final Payment due on December 31, 2018*	Total principal payments
2015	$155,317	$22,799	$—	$178,116
2016	183,173	85,294	—	268,467
2017	180,430	113,611	—	294,041
2018	204,919	68,008	1,863,681	2,136,608
2019	20,340	—	—	20,340
2020 and thereafter	40,680	—	—	40,680

Total long-term debt	$784,859	$289,712	$1,863,681	$2,938,252

*

The last payment due on December 31, 2018, includes the unamortized remaining principal debt balances under the Bank Agreement, as such amount will be determinable following the fixed and variable amortization.

Schedule of quarterly principal payments in fixed amounts in relation to total debt commitments from the lenders under the Bank Agreement and New Credit Facilities

	February 15,	May 15,	August 15,	November 15,	December 31,	Total
2015	26,736,647	27,021,750	25,541,180	34,059,102	—	113,358,679
2016	30,972,971	36,278,082	32,275,598	43,852,513	—	143,379,164
2017	44,938,592	36,690,791	35,338,304	31,872,109	—	148,839,796
2018	34,152,011	37,585,306	44,398,658	45,333,618	65,969,274	227,438,867

Total						633,016,506

*	The Company may elect to make the scheduled payments shown in the above table three months earlier.

Hyundai Samho vendor financing
Long-Term Debt
Schedule of Maturities of long-term debt for the years subsequent

        Maturities of Hyundai Samho vendor financing for the years subsequent to December 31, 2014, are as follows (in thousands):

2015	$46,530
2016	17,837

Total vendor financing	$64,367

Credit Facilities
Long-Term Debt
Schedule of long-term debt

Lender	Outstanding Principal Amount (in millions)(1)	Collateral Vessels
The Royal Bank of Scotland(2)	$679.0

The Hyundai Progress, the Hyundai Highway, the Hyundai Bridge, the Federal (ex Hyundai Federal), the Zim Monaco, the Hanjin Buenos Aires, the Hanjin Versailles, the Hanjin Algeciras, the CMA CGM Racine and the CMA CGM Melisande

Aegean Baltic Bank—HSH Nordbank—Piraeus Bank(3)	$628.5

The Hyundai Vladivostok, the Hyundai Advance, the Hyundai Stride, the Hyundai Future, the Hyundai Sprinter, the Amalia C, the MSC Zebra (ex Niledutch Zebra), the Niledutch Palanca (ex Danae C), the Dimitris C, the MOL Performance and the MOL Priority

Canyon Capital Finance	$144.5	The CMA CGM Moliere and the CMA CGM Musset
Deutsche Bank	$174.7	The Zim Rio Grande, the Zim Sao Paolo and the OOCL Istanbul (ex Zim Kingston)
Credit Suisse	$208.6	The Zim Luanda, the CMA CGM Nerval and the YM Mandate
ABN Amro—Bank of America Merrill Lynch—Burlington Loan Management—National Bank of Greece	$239.9	The SNL Colombo, the YM Seattle, the YM Vancouver and the YM Singapore
Commerzbank—Credit Suisse—Credit Agricole	$275.0	The OOCL Novorossiysk (ex ZIM Dalian), the Hanjin Santos, the YM Maturity, the Hanjin Constantza and the CMA CGM Attila
HSH Nordbank	$28.8	The Deva and the Derby D
KEXIM	$18.6	The CSCL Europe and the CSCL America
KEXIM-ABN Amro	$56.9	The CSCL Pusan and the CSCL Le Havre
January 2011 Credit Facilities
Aegean Baltic—HSH Nordbank—Piraeus Bank(3)	$94.8	The Hyundai Speed, the Hanjin Italy and the CMA CGM Rabelais
RBS(2)	$85.0	The Hyundai Smart and the Hanjin Germany
ABN Amro Club Facility	$26.4	The Hanjin Greece
Club Facility	$65.4	The Hyundai Together and the Hyundai Tenacity
Citi-Eurobank	$69.7	The Hyundai Ambition
Sinosure-CEXIM-Citi-ABN Amro	$142.4	The CMA CGM Tancredi, the CMA CGM Bianca and the CMA CGM Samson
Vendor Financing
Hyundai Samho	$64.4	Second priority liens on the Hyundai Smart, the Hyundai Speed, the Hyundai Ambition, the Hyundai Together, the Hyundai Tenacity, the Hanjin Greece, the Hanjin Italy and the Hanjin Germany
(1)	As of December 31, 2014.
(2)	Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Derby D, the CSCL America and the CSCL Le Havre.
(3)	Pursuant to the Bank Agreement, this credit facility is also secured by a second priority lien on the Deva, the CSCL Europe and the CSCL Pusan.